Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments under Non-Cancelable - USD ($) $ in Thousands	Oct. 01, 2023	Dec. 31, 2022
Schedule Of Future Minimum Lease Payments Under Non Cancelable Abstract
2023	$ 263	$ 1,048
2024	743	743
2025	592	592
2026	477	477
2027 and thereafter	0
2027 and thereafter		0
Total undiscounted liabilities	2,075	2,860
Less: imputed interest	(565)	(628)
Present value of operating lease liabilities	$ 1,510	$ 2,232